OPTIMUM FUND TRUST

Optimum Small-Mid Cap Growth Fund (the "Fund")

Supplement to the Fund's Statement of Additional Information
 dated July 27, 2018

Effective immediately, the following replaces the chart in the section of the Fund's Statement of Additional Information entitled "Portfolio Managers — A. Other Accounts Managed — Optimum Small-Mid Cap Growth Fund":

Optimum Small-Mid Cap Growth Fund

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
CCI
Clifford G. Fox, CFA
Registered Investment Companies	2	$328 million	0	$0
Other Pooled Investment Vehicles	2	$48 million	0	$0
Other Accounts	44	$2,014 million	0	$0
Michael Iacono, CFA
Registered Investment Companies	2	$328 million	0	$0
Other Pooled Investment Vehicles	2	$48 million	0	$0
Other Accounts	44	$2,014 million	0	$0
Christopher Corbett, CFA
Registered Investment Companies	2	$328 million	0	$0
Other Pooled Investment Vehicles	2	$48 million	0	$0
Other Accounts	44	$2,014 million	0	$0
Peregrine
William A. Grierson, CFA
Registered Investment Companies	3	$2.2 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	21	$0.7 billion	0	$0
Daniel J. Hagen, CFA
Registered Investment Companies	3	$2.2 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	21	$0.7 billion	0	$0
James P. Ross, CFA
Registered Investment Companies	3	$2.2 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	21	$0.7 billion	0	$0

Paul E. Von Kuster, CFA
Registered Investment Companies	3	$2.2 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	21	$0.7 billion	0	$0

Please keep this Supplement for future reference.

This Supplement is dated August 21, 2018.